Risks Arising from Financial Instruments - Summary of Foreign Exchange Results Recognized on Unhedged and Hedged Exposures (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net foreign exchange results [line items]
Net foreign exchange	$ (84)	$ 14	$ (180)
Economic Hedges [Member]
Net foreign exchange results [line items]
Net foreign exchange	717	(181)	6
Other Results - Not Hedged [Member]
Net foreign exchange results [line items]
Net foreign exchange	$ (801)	$ 195	$ (186)